Supplement dated December 12, 2003 to
               Prospectus and Statement of Additional Information
                            dated April 28, 2003 for:
                        PINNACLE VARIABLE UNIVERSAL LIFE
                                    issued by
                         COLUMBUS LIFE INSURANCE COMPANY
                                   through its
                               Separate Account 1


     Effective December 12, 2003, the Prospectus and Statement of Additional Information for Pinnacle Variable Universal Life are amended as follows:

     The Touchstone Enhanced 30 Fund is renamed Touchstone Enhanced Dividend 30 Fund.